Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Schedule of composition of equity
A.	Composition:

As of December 31, 2022		As of December 31, 2021
Authorized	Issued and paid	Authorized	Issued and paid

Number of ordinary shares of Israeli Shekel 1 par value (in millions)	1,485	1,314	1,485	1,312

Number of Special State shares of Israeli Shekel 1 par value	1	1	1	1

(*) For information regarding the amount of treasury shares, see Note 19.G.

Schedule of reconciliation of the number of shares outstanding
The reconciliation of the number of shares outstanding at the beginning and end of the year is as follows:

Number of Outstanding Shares (in millions)

As of January 1, 2021	1,305
Issuance of shares	7
As of December 31, 2021	1,312
Issuance of shares	2
As of December 31, 2022	1,314

Schedule of share-based payments to employees, non-marketable options
1.	Non-marketable options
Grant date	Employees entitled	Number of instruments (thousands)	Issuance’s details	Instrument terms	Vesting conditions	Expiration date
August 6, 2014	Officers and senior employees	3,993
An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).

Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company. In case that on the exercise date the closing price of an ordinary share is higher than twice the exercise price (the “Share Value Cap”), the number of the exercised shares will be reduced so that the product of the exercised shares actually issued to an offeree multiplied by the share closing price will equal to the product of the number of exercised options multiplied by the Share Value Cap.
					3 equal tranches: (1) one third on December 1, 2016 (2) one third on December 1, 2017 (3) one third on December 1, 2018	Two years from the vesting date.
June 30, 2016	Officers and senior employees	3,035		Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	June 30, 2023
September 5, 2016	Former chairman of BOD	186
February 14, 2017	Former CEO	114				February 14, 2024
June 20, 2017	Officers and senior employees	6,868				June 20, 2024
August 2, 2017	Former chairman of BOD	165
March 6, 2018	Officers and senior employees	5,554				March 6, 2025

Grant date	Employees entitled	Number of instruments (thousands)	Issuance’s details	Instrument terms	Vesting conditions	Expiration date
May 14, 2018	CEO	385	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	May 14, 2025
August 20, 2018	Former chairman of BOD	403				August 20, 2025
April 15, 2019	Officers and senior manager	13,242			2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.	5 years after the grant date
June 27, 2019	CEO	3,512
May 29, 2019 *	Chairman of BOD	2,169
June 30, 2021	Senior employees	647
February 8, 2022	Senior employees	9,294			3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
March 30, 2022	CEO	1,941
March 30, 2022	Chairman of BOD	1,055

* The options were issued upon Mr. Doppelt’s entry into office on July 1, 2019.

Schedule of share-based payments to employees, non-marketable options, grants parameters
The fair value of the options granted in 2014, as part of the amended 2014 Equity Compensation Plan, was estimated using the binomial model for pricing options. The fair value of all other options was estimated using the Black & Scholes model for pricing options. The parameters used in applying the models are as follows:

	2014 Plan
	Granted 2014	Granted 2016	Granted 2017	Granted 2018	Granted 2019	Granted 2021	Granted 2022

Share price (in $)	8.2	3.9	4.5	4.4	5.4	6.8	10.0
CPI-linked exercise price (in $)	8.4	4.3	4.3	4.3	5.3	7.1	10.1
Expected volatility:
First tranche	29.40%	30.51%	31.88%	28.86%	27.85%	31.70%	31.80%
Second tranche	31.20%	30.51%	31.88%	28.86%	27.85%	31.70%	30.88%
Third tranche	40.80%	30.51%	31.88%	28.86%	-	-	30.52%
Expected life of options (in years):
First tranche	4.3	7.0	7.0	7.0	4.4	4.4	3.2
Second tranche	5.3	7.0	7.0	7.0	4.4	4.4	3.8
Third tranche	6.3	7.0	7.0	7.0	-	-	4.0
Risk-free interest rate:
First tranche	(0.17)%	0.01%	0.37%	0.03%	(0.67)%	0.43%	(1.46)%
Second tranche	0.05%	0.01%	0.37%	0.03%	(0.67)%	0.43%	(1.29)%
Third tranche	0.24	0.01%	0.37%	0.03%	-	-	(1.21)%
Fair value (in $ millions)	8.4	4.0	11.3	8.8	7.5	0.6	24.9
Weighted average grant date fair value per option (in $)	1.9	1.1	1.6	1.4	1.2	1.3	2.0

Schedule of share-based payments to employees, non-marketable options, movement in the options
The movement in the options are as follows:

Number of options (in millions)

Balance as of January 1, 2021	27
Movement in 2021:
Expired during the year	1
Exercised during the year	(16)
Total options outstanding as of December 31, 2021	12
Movement in 2022:
Granted during the year	12
Forfeited during the year	(2)
Exercised during the year	(7)
Total options outstanding as of December 31, 2022	15

Schedule of share-based payments to employees, non-marketable options, exercise price
The exercise prices for options outstanding at the beginning and end of each period are as follows (in US dollar):

December 31, 2022	December 31, 2021	December 31, 2020
Granted in 2016	3.41	4.61	4.56
Granted in 2017	3.14	4.19	4.17
Granted in 2018	3.06	4.11	4.12
Granted in 2019	4.57	5.77	5.66
Granted in 2021	6.00	7.39	-
Granted in 2022	8.91	-	-

Schedule of share-based payments to employees, non-marketable options, number of options vested
The number of outstanding vested options at the end of each period and the weighted average of the exercise price for these options are as follows (*):

December 31, 2022	December 31, 2021	December 31, 2020

Number of options exercisable (in Millions)	5	4	11
Weighted average exercise price in Israeli Shekel	15.67	14.29	13.89
Weighted average exercise price in US Dollar	4.45	4.59	4.32

(*) The share price as of December 31, 2022, is NIS 25.45 and $7.23.

Schedule of share-based payments to employees, non-marketable options, range of exercise prices
The range of exercise prices for the options outstanding vested at the end of each period is as follows:

December 31, 2022	December 31, 2021	December 31, 2020

Range of exercise price in Israeli Shekel	10.77-30.06	12.77-18.06	13.15-18.32
Range of exercise price in US Dollar	3.06-8.54	4.11-5.81	4.09-5.70

Schedule of share-based payments to employees, non-marketable options, average remaining contractual life
The average remaining contractual life for the outstanding vested options at the end of each period is as follows:

December 31, 2022	December 31, 2021	December 31, 2020

Average remaining contractual life	3.42	2.83	3.58

Schedule of share-based payments to employees, restricted shares

Grant date	Employees entitled	Number of instruments (thousands)	Vesting conditions (*)	Instrument terms	Additional Information	Fair value at the grant date (Million)
June 20, 2017	Officers and senior employees	2,211	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).	10
August 2, 2017	Former chairman of BOD	53				0.3
January 10, 2018	ICL’s Directors (excluding ICL’s CEO & Chairman of the BOD)	137				0.6
March 6, 2018	Officers and senior employees	1,726				8
May 14, 2018	CEO	121				0.6
August 20, 2018	Former chairman of BOD	47				0.2
April 23, 2020	ICL’s Directors (excluding directors who are officers or directors of Israel Corporation Ltd.)	177	3 equal tranches: (1) one third on January 1, 2021 (2) one third on January 1, 2022 (3) one third on January 1,2023		The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the Grant Date (the approval date of the annual General Meeting of shareholders).	0.6

(*)

Vesting of the Restricted Shares granted to directors would fully accelerate, if the holder ceases to serve as a director of the Company, unless he/she ceased to hold office due to those certain circumstances regarding early termination of office or imposition of enforcement measures, as set forth in Sections 231-232a and 233(2) of the Israeli Companies Law.

Schedule of dividends distributed to the company's shareholders

The date of Board of Directors’ decision to distribute the dividend	Actual date of distribution dividend	Gross amount of the dividend distributed (in millions of $)	Amount of the dividend per share (in $)

February 11, 2020	March 18, 2020	23	0.02
May 10, 2020	June 17, 2020	30	0.02
July 27, 2020	September 16, 2020	36	0.03
November 10, 2020	December 16, 2020	29	0.02
Total 2020		118	0.09
February 10, 2021	March 16, 2021	34	0.03
May 5, 2021	June 16, 2021	67	0.05
July 27, 2021	September 1, 2021	68	0.05
November 3, 2021	December 15, 2021	107	0.08
Total 2021		276	0.21
February 8, 2022	March 8, 2022	169	0.13
May 10, 2022	June 15, 2022	307	0.24%
July 26, 2022	September 14, 2022	376	0.29
November 8, 2022	December 14, 2022	314	0.24
Total 2022		1,166	0.9
February 14, 2023*	March 15, 2023	178	0.14

(*) The record date is March 1, 2023, and the payment date is March 15, 2023.